Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 50,974	$ 50,569
Receivables, net of allowance for bad debts of $2.3 million (2022: $2.2 million)	63,060	79,843
Prepaid expenses and other assets	4,450	4,521
Advances and deposits	2,145	2,160
Inventories	14,219	15,718
Current portion of derivative assets	201	4,927
Total current assets	135,049	157,738
Non-current assets
Investments and other assets, net	11,484	11,219
Vessels and vessel equipment, net	520,751	531,378
Deferred drydock expenditures, net	4,650	4,716
Advances for ballast water treatment and scrubber systems	13,028	5,530
Deferred finance fees, net	3,273	2,717
Operating lease, right-of-use asset	7,914	10,561
Total non-current assets	561,100	566,121
TOTAL ASSETS	696,149	723,859
Current liabilities
Accounts payable	6,456	8,814
Accrued expenses and other liabilities	15,721	20,890
Deferred revenue	0	1,220
Accrued interest on debt and finance leases	937	863
Current portion of long-term debt	6,579	12,927
Current portion of finance lease obligations	1,946	1,857
Current portion of operating lease obligations	6,975	6,358
Total current liabilities	38,614	52,929
Non-current liabilities
Non-current portion of long-term debt	72,348	115,869
Non-current portion of finance lease obligations	42,654	43,643
Non-current portion of operating lease obligations	710	3,969
Other non-current liabilities	1,007	1,007
Total non-current liabilities	116,719	164,488
TOTAL LIABILITIES	155,333	217,417
Redeemable Preferred Stock
Cumulative Series A 8.5% redeemable preferred stock	37,043	37,043
Stockholders' equity
Common stock	433	426
Additional paid in capital	469,583	468,006
Accumulated other comprehensive income	46	1,468
Treasury stock	(15,636)	(15,636)
Retained earnings	49,347	15,135
Total stockholders' equity	503,773	469,399
Total redeemable preferred stock and stockholders' equity	540,816	506,442
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 696,149	$ 723,859